Long-Term Borrowings - Schedule of Long-Term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current portion of long-term borrowings
Current portion of long-term borrowings	$ 3,111	$ 539
Long-term borrowings
Long-term borrowings	117,110	18,027
Borrowings	120,221	18,566
Other Liabilities
Current portion of long-term borrowings
Current portion of long-term borrowings	449	201
Long-term borrowings
Long-term borrowings	5,222	671
Accrued Interest
Current portion of long-term borrowings
Current portion of long-term borrowings	2,662	338
Credit Facility (Net of Financing Costs)
Long-term borrowings
Long-term borrowings	83,043	$ 17,356
Share of Joint Operation Borrowings
Long-term borrowings
Long-term borrowings	$ 28,845